Identifiable Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2015			December 31, 2014
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$77,613	$(47,193)	$30,419	$70,946	$(44,694)	$26,252
Brands	1,973	(928)	1,044	1,951	(855)	1,096
Licensing agreements and other	1,619	(918)	701	991	(832)	159
	81,205	(49,040)	32,165	73,887	(46,381)	27,506
Indefinite-lived intangible assets
Brands and other	7,021		7,021	7,273		7,273
In-process research and development	1,171		1,171	387		387
	8,192		8,192	7,660		7,660
Identifiable intangible assets(a)	$89,396	$(49,040)	$40,356	$81,547	$(46,381)	$35,166

(a)
The increase in Identifiable intangible assets, less accumulated amortization, is primarily due to assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, partially offset by amortization, impairments and the impact of foreign exchange. For information about the assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, see Note 2A. For information about impairments of intangible assets, see Note 4.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2015
	GIP	VOC	GEP	WRD
Developed technology rights	22%	29%	49%	—
Brands, finite-lived	—	81%	19%	—
Brands, indefinite-lived	—	70%	30%	—
In-process research and development	2%	10%	85%	3%

Schedule of Indefinite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2015			December 31, 2014
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$77,613	$(47,193)	$30,419	$70,946	$(44,694)	$26,252
Brands	1,973	(928)	1,044	1,951	(855)	1,096
Licensing agreements and other	1,619	(918)	701	991	(832)	159
	81,205	(49,040)	32,165	73,887	(46,381)	27,506
Indefinite-lived intangible assets
Brands and other	7,021		7,021	7,273		7,273
In-process research and development	1,171		1,171	387		387
	8,192		8,192	7,660		7,660
Identifiable intangible assets(a)	$89,396	$(49,040)	$40,356	$81,547	$(46,381)	$35,166

(a)
The increase in Identifiable intangible assets, less accumulated amortization, is primarily due to assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, partially offset by amortization, impairments and the impact of foreign exchange. For information about the assets acquired as part of the acquisition of Hospira and Baxter’s portfolio of marketed vaccines, see Note 2A. For information about impairments of intangible assets, see Note 4.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2015
	GIP	VOC	GEP	WRD
Developed technology rights	22%	29%	49%	—
Brands, finite-lived	—	81%	19%	—
Brands, indefinite-lived	—	70%	30%	—
In-process research and development	2%	10%	85%	3%

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2016 through 2020:
(MILLIONS OF DOLLARS)	2016	2017	2018	2019	2020
Amortization expense	$3,885	$3,780	$3,666	$3,386	$2,419

Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	GIP	VOC	GEP	Total
Balance, January 1, 2014	$13,210	$11,559	$17,750	$42,519
Additions(a)	—	—	125	125
Other(b)	(178)	(161)	(236)	(575)
Balance, December 31, 2014	13,032	11,398	17,639	42,069
Additions(c)	—	39	7,284	7,323
Other(b)	(343)	(317)	(489)	(1,149)
Balance, December 31, 2015	$12,689	$11,120	$24,433	$48,242

(a)	Reflects the acquisition of InnoPharma. For additional information, see Note 2A.

(b)	Primarily reflects the impact of foreign exchange.

(c)
GEP additions relate to our acquisition of Hospira and are subject to change until we complete the recording of the assets acquired and liabilities assumed from Hospira. For additional information, see Note 2A.